UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, January 18, 2008

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  $151,063 (x1000)

                                                   FORM 13F INFORMATION TABLE

                                                               VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP    (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS    SOLE   SHARED   NONE
----------------------------   ----------------   ---------  -------- ------- --- ---- -------  --------   ------  ------  ------
3M CO                          COM                88579Y101     4312    51140 SH       SOLE                 50820             320
ABBOTT LABS                    COM                002824100     6151   109551 SH       SOLE                108951             600
AFLAC INC                      COM                001055102     6330   101074 SH       SOLE                100349             725
APACHE CORP                    COM                037411105     4963    46150 SH       SOLE                 45800             350
AUTOMATIC DATA PROCESSING IN   COM                053015103     4515   101395 SH       SOLE                100645             750
BCE INC                        COM NEW            05534B760     5286   133023 SH       SOLE                132313             710
BP PLC                         SPONSORED ADR      055622104      307     4200 SH       SOLE                  4200               0
COCA COLA CO                   COM                191216100     5242    85420 SH       SOLE                 84935             485
CONOCOPHILLIPS                 COM                20825C104     7118    80611 SH       SOLE                 80124             487
DEVON ENERGY CORP NEW          COM                25179M103     4693    52786 SH       SOLE                 52396             390
DIAGEO P L C                   SPON ADR NEW       25243Q205     4783    55731 SH       SOLE                 55431             300
ENCANA CORP                    COM                292505104     4215    62024 SH       SOLE                 61584             440
EQUITABLE RES INC              COM                294549100     5573   104599 SH       SOLE                104109             490
GENERAL ELECTRIC CO            COM                369604103      219     5900 SH       SOLE                  5900               0
GLAXOSMITHKLINE PLC            SPONSORED ADR      37733W105     5013    99480 SH       SOLE                 98880             600
JOHNSON & JOHNSON              COM                478160104     5532    82932 SH       SOLE                 82407             525
LABORATORY CORP AMER HLDGS     COM NEW            50540R409     6353    84115 SH       SOLE                 83475             640
LINEAR TECHNOLOGY CORP         COM                535678106     4054   127370 SH       SOLE                126690             680
ISHARES INC                    MSCI JAPAN         464286848    12559   944962 SH       SOLE                939012            5950
MYLAN LABS INC                 COM                628530107     2632   187180 SH       SOLE                185480            1700
NEWMONT MINING CORP            COM                651639106      476     9750 SH       SOLE                  9750               0
PEPSICO INC                    COM                713448108     6326    83348 SH       SOLE                 82738             610
PROVIDENT ENERGY TR            TR UNIT            74386K104      225    22500 SH       SOLE                 22500               0
SIGMA ALDRICH CORP             COM                826552101     7853   143820 SH       SOLE                142770            1050
SOUTHERN CO                    COM                842587107     4248   164525 SH       SOLE                163275            1250
SPECTRA ENERGY CORP            COM                847560109     4327   111660 SH       SOLE                111010             650
UNITED PARCEL SERVICE INC      CL B               911312106     4666    65985 SH       SOLE                 65545             440
UNITEDHEALTH GROUP INC         COM                91324P102     5589    96025 SH       SOLE                 95335             690
VARIAN MED SYS INC             COM                92220P105     5604   107445 SH       SOLE                106670             775
WALGREEN CO                    COM                931422109     4225   110959 SH       SOLE                110109             850
WASTE MGMT INC DEL             COM                94106L109     3634   111220 SH       SOLE                110550             670
WATERS CORP                    COM                941848103     4039    51080 SH       SOLE                 50730             350